Property and Equipment - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (1,649)	¥ (10,762)	¥ (4,822)
Total property and equipment, net	3,585	23,390	25,632
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,230	27,599	28,325
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	893	5,829	1,419
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64	417	417
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 47	¥ 307	¥ 293